UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Spectrum Moderate Growth Allocation Fund

Investor Class (TRSGX)

This semi-annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - Investor Class	$32	0.62%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,590,819
Number of Portfolio Holdings	1,844

Portfolio Turnover Rate	21.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	69.8%
Equity Mutual Funds	12.6
Bond Mutual Funds	7.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.2
Private Investment Companies	1.9
Corporate Bonds	1.8
U.S. Government & Agency Mortgage-Backed Securities	1.8
Asset-Backed Securities	0.6
Short-Term and Other	2.3

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Real Assets Fund - I Class	5.4%
T. Rowe Price Institutional Emerging Markets Equity Fund	5.3
NVIDIA	3.1
Microsoft	2.7
Apple	2.6
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.0
Amazon.com	2.0
Blackstone Partners Offshore Fund	1.9
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.9
T. Rowe Price Multi-Strategy Total Return Fund - I Class	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F103-053 1/25

Spectrum Moderate Growth Allocation Fund

Investor Class (TRSGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Spectrum Moderate Growth Allocation Fund

I Class (TGIPX)

This semi-annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - I Class	$25	0.47%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,590,819
Number of Portfolio Holdings	1,844

Portfolio Turnover Rate	21.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	69.8%
Equity Mutual Funds	12.6
Bond Mutual Funds	7.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.2
Private Investment Companies	1.9
Corporate Bonds	1.8
U.S. Government & Agency Mortgage-Backed Securities	1.8
Asset-Backed Securities	0.6
Short-Term and Other	2.3

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Real Assets Fund - I Class	5.4%
T. Rowe Price Institutional Emerging Markets Equity Fund	5.3
NVIDIA	3.1
Microsoft	2.7
Apple	2.6
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.0
Amazon.com	2.0
Blackstone Partners Offshore Fund	1.9
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.9
T. Rowe Price Multi-Strategy Total Return Fund - I Class	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F212-053 1/25

Spectrum Moderate Growth Allocation Fund

I Class (TGIPX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSGX Spectrum Moderate
Growth Allocation Fund
TGIPX Spectrum Moderate
Growth Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 39.64 $ 33.70 $ 36.50 $ 44.67 $ 33.61 $ 32.63
Investment
activities
Net investment
income
(1)(2)
0.21 0.59 0.48 0.36 0.32 0.40
Net realized and
unrealized gain/
loss 2.96 6.03 (0.86) (4.55) 11.80 1.45
Total from
investment
activities 3.17 6.62 (0.38) (4.19) 12.12 1.85
Distributions
Net investment
income — (0.68) (0.44) (0.30) (0.34) (0.48)
Net realized gain — — (1.98) (3.68) (0.72) (0.39)
Total distributions — (0.68) (2.42) (3.98) (1.06) (0.87)
NET ASSET
VALUE
End of period $ 42.81 $ 39.64 $ 33.70 $ 36.50 $ 44.67 $ 33.61

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
8.00% 19.80% (0.62)% (10.59)% 36.53%
(4)
5.54%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.76%
(5)
0.76% 0.76% 0.74% 0.73% 0.74%
Net expenses
after waivers/
payments by
Price Associates 0.62%
(5)
0.62% 0.62% 0.61% 0.62% 0.63%
Net investment
income 1.04%
(5)
1.61% 1.42% 0.84% 0.81% 1.17%
Portfolio turnover
rate 21.5% 42.9% 62.2% 73.5% 55.0% 74.0%
Net assets, end of
period (in millions) $1,327 $1,394 $1,358 $1,677 $3,245 $2,463
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.44%.
(5)
Annualized

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 39.70 $ 33.75 $ 36.61 $ 44.82 $ 33.70 $ 32.69
Investment
activities
Net investment
income
(1)(2)
0.25 0.64 0.54 0.49 0.37 0.44
Net realized and
unrealized gain/
loss 2.96 6.04 (0.88) (4.63) 11.84 1.46
Total from
investment
activities 3.21 6.68 (0.34) (4.14) 12.21 1.90
Distributions
Net investment
income — (0.73) (0.54) (0.39) (0.37) (0.50)
Net realized gain — — (1.98) (3.68) (0.72) (0.39)
Total distributions — (0.73) (2.52) (4.07) (1.09) (0.89)
NET ASSET
VALUE
End of period $ 42.91 $ 39.70 $ 33.75 $ 36.61 $ 44.82 $ 33.70

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
8.09% 19.99% (0.50)% (10.46)% 36.71%
(4)
5.69%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.61%
(5)
0.62% 0.62% 0.61% 0.61% 0.62%
Net expenses
after waivers/
payments by
Price Associates 0.47%
(5)
0.48% 0.47% 0.48% 0.50% 0.51%
Net investment
income 1.19%
(5)
1.77% 1.59% 1.17% 0.94% 1.29%
Portfolio turnover
rate 21.5% 42.9% 62.2% 73.5% 55.0% 74.0%
Net assets, end
of period (in
thousands) $2,264,042 $1,945,571 $1,655,328 $1,700,728 $564,680 $407,025
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.62%.
(5)
Annualized

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.6%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 222
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  122,000 119
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  215,000 219
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 135,000 133
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 187,019 189
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 240,000 242
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 113
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 105,000 106
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 100,000 101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.834%, 12/26/31 (1) 185,240 186
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.234%, 12/26/31 (1) 185,240 186
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 56,256 55
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 135
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  40,000 40
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  150,000 151

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  65,000 65
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  75,000 76
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  90,000 91
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 192
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 95,000 96
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 120,000 121
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 210,000 213
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  200,000 204
CCG Receivables Trust
Series 2024-1, Class A2
4.99%, 3/15/32 (1) 240,000 241
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 1/18/38 (1)(2) 275,000 275
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 120,000 119
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 135,000 137
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.847%, 10/20/31 (1) 246,524 247
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 490,000 471
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 230,000 217

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 102
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100,000 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 170,000 170
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 100,000 100
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 25,000 25
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 82,778 82
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 121,471 116
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 201,944 189
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 68,030 69
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.147%, 1/17/37 (1) 250,000 252
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 186,039 187
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 145,000 147
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 95,000 96
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 65,000 66
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  390,000 382

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  275,000 275
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  45,000 46
FirstKey Homes Trust
Series 2020-SFR2, Class C
1.667%, 10/19/37 (1) 180,000 174
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  500,000 501
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  65,000 65
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  110,000 111
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 465,000 469
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 1/15/38 (1)(2) 250,000 250
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.889%, 10/20/37 (1) 250,000 250
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 130,613 117
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 328,350 336
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 6.068%, 10/15/30 (1) 270,000 270
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 62,181 62
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 175,000 173
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 199,197 201
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 100,000 101
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.026%, 7/15/35 (1) 250,000 251
Jersey Mike's Funding
Series 2019-1A, Class A2
4.433%, 2/15/50 (1) 49,625 49
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 50,000 50
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 160,000 163
Kubota Credit Owner Trust
Series 2024-2A, Class A4
5.19%, 5/15/30 (1) 100,000 102
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 6.362%, 10/18/33 (1) 250,000 251
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 96
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 335,000 338
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 240,039 239

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 75,436 77
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 155,000 157
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 1/20/39 (1)(2) 255,000 255
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  85,000 85
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.766%, 11/13/31 (1) 220,180 221
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 6.529%, 7/20/29 (1) 250,000 251
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.887%, 11/26/37 (1) 250,000 250
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 30,579 31
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 103
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 117,686 119
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.173%, 11/15/36 (1) 250,000 251
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 93,112 94
Progress Residential Trust
Series 2021-SFR2, Class A
1.546%, 4/19/38 (1) 96,480 93
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 400,000 383

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 325,000 298
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.651%, 8/20/32 (1) 259,007 258
RR 12
Series 2020-12A, Class AAR3, CLO, FRN
3M TSFR + 1.25%, 5.906%, 1/15/36 (1) 310,000 311
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.206%, 4/15/37 (1) 315,000 316
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.262%, 10/15/39 (1) 250,000 250
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 3,803 4
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  152,192 149
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  140,000 140
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  371,722 372
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 90,000 91
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 85,000 85
SCF Equipment Leasing
Series 2024-1A, Class A3
5.52%, 1/20/32 (1) 195,000 199
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 380,000 390
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 277,711 250
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 65,000 66

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 35,000 35
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 185,000 187
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 45,000 46
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.176%, 4/25/37 (1) 415,000 417
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 199,599 191
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 1/20/32 (1)(2) 250,000 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.856%, 10/15/31 (1) 497,290 498
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 6.482%, 4/22/35 (1) 250,000 250
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.856%, 7/15/30 (1) 215,442 216
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.867%, 7/20/31 (1) 266,000 266
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 339,789 337
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 295,000 289
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.817%, 1/20/32 (1) 199,911 200
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 141,521 144
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100,000 101

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  130,000 130
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 211
Total Asset-Backed Securities (Cost $21,823) 21,911
BOND MUTUAL FUNDS  7.0%
T. Rowe Price Emerging Markets Bond Fund - I Class,
6.15% (3)(4) 4,495,579 41,854
T. Rowe Price Inflation Protected Bond Fund - I Class,
3.91% (3)(4) 692,776 7,149
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.45% (3)(4) 1,569,658 14,912
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.66% (3)(4) 5,693,032 45,032
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
2.65% (3)(4) 8,533,266 73,130
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 3.63% (3)(4) 75,165 349
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.48% (3)(4) 9,175,530 69,091
Total Bond Mutual Funds (Cost $292,803) 251,517
COMMON STOCKS  69.8%
COMMUNICATION SERVICES  4.6%
Diversified Telecommunication Services  0.4%
BT Group (GBP) (5) 1,982,721 4,021
KT (KRW)  89,298 3,248
Nippon Telegraph & Telephone (JPY)  5,978,100 6,135
13,404
Entertainment  0.8%
Atlanta Braves Holdings, Class C (6) 15,520 626
Liberty Media Corp-Liberty Live, Class C (6) 53,882 3,934
Netflix (6) 23,588 20,918
Sea, ADR (6) 17,676 2,012
27,490
Interactive Media & Services  2.6%
Alphabet, Class A  38,937 6,578
Alphabet, Class C  276,072 47,067

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LY (JPY)  508,300 1,403
Meta Platforms, Class A  59,486 34,164
NAVER (KRW)  17,112 2,547
Reddit, Class A (6) 9,132 1,285
Tencent Holdings (HKD)  25,900 1,338
Vimeo (6) 87,417 571
94,953
Media  0.3%
Comcast, Class A  129,797 5,606
CyberAgent (JPY)  257,600 1,796
WPP (GBP)  405,584 4,436
11,838
Wireless Telecommunication Services  0.5%
T-Mobile U.S.  76,612 18,919
18,919
Total Communication Services 166,604
CONSUMER DISCRETIONARY  7.4%
Automobile Components  0.4%
Autoliv, SDR (SEK)  32,629 3,229
Denso (JPY)  247,300 3,540
Dowlais Group (GBP)  782,051 590
Magna International  62,782 2,834
Modine Manufacturing (6) 8,238 1,119
Stanley Electric (JPY)  70,800 1,193
12,505
Automobiles  0.7%
Honda Motor (JPY)  122,400 1,056
Suzuki Motor (JPY)  240,700 2,560
Tesla (6) 39,143 13,510
Toyota Motor (JPY)  372,500 6,365
23,491
Broadline Retail  2.2%
Alibaba Group Holding, ADR  11,589 1,012
Amazon.com (6) 346,686 72,072
Isetan Mitsukoshi Holdings (JPY)  165,100 2,357
Next (GBP)  35,409 4,548
Ollie's Bargain Outlet Holdings (6) 2,382 236
Savers Value Village (6) 28,514 267
80,492
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (6) 14,310 1,655

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Duolingo (6) 1,178 410
Strategic Education  7,576 748
2,813
Hotels, Restaurants & Leisure  1.6%
Amadeus IT Group (EUR)  48,871 3,432
Booking Holdings  3,140 16,334
Caesars Entertainment (6) 18,600 716
Cava Group (6) 1,781 251
Chipotle Mexican Grill (6) 82,648 5,085
Compass Group (GBP)  213,505 7,315
DoorDash, Class A (6) 12,596 2,273
Dutch Bros, Class A (6) 20,862 1,121
Hilton Worldwide Holdings  7,395 1,874
McDonald's  38,634 11,436
Papa John's International  15,925 794
Planet Fitness, Class A (6) 23,900 2,379
Red Rock Resorts, Class A  14,587 731
Shake Shack, Class A (6) 9,198 1,230
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $772 (6)(7)(8)(9) 90,236 336
Wyndham Hotels & Resorts  7,958 781
56,088
Household Durables  0.4%
Champion Homes (6) 12,693 1,317
Installed Building Products  2,036 466
Panasonic Holdings (JPY)  322,000 3,141
Persimmon (GBP)  109,154 1,748
Sony Group (JPY)  314,100 6,306
12,978
Specialty Retail  1.7%
AutoZone (6) 1,896 6,009
Burlington Stores (6) 2,733 770
Carvana (6) 46,666 12,153
Floor & Decor Holdings, Class A (6) 459 52
Home Depot  11,257 4,831
Kingfisher (GBP)  1,107,092 3,492
Lowe's  20,689 5,636
O'Reilly Automotive (6) 3,634 4,518
RH (6) 2,081 802
Ross Stores  67,548 10,461
TJX  66,044 8,301

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tractor Supply  16,517 4,685
61,710
Textiles, Apparel & Luxury Goods  0.3%
Cie Financiere Richemont, Class A (CHF)  24,166 3,380
Kering (EUR)  6,742 1,579
Lululemon Athletica (6) 2,836 909
Moncler (EUR)  50,977 2,496
NIKE, Class B  3,294 259
Samsonite International (HKD)  522,600 1,421
Skechers USA, Class A (6) 10,052 642
10,686
Total Consumer Discretionary 260,763
CONSUMER STAPLES  4.3%
Beverages  1.0%
Boston Beer, Class A (6) 2,588 819
Coca-Cola  219,467 14,064
Diageo (GBP)  112,413 3,358
Heineken (EUR)  48,527 3,592
Keurig Dr Pepper  373,519 12,195
Kirin Holdings (JPY)  82,600 1,154
35,182
Consumer Staples Distribution & Retail  0.8%
Dollar General  17,815 1,376
Dollar Tree (6) 24,693 1,760
Seven & i Holdings (JPY)  342,100 5,941
Walmart  192,625 17,818
Welcia Holdings (JPY)  44,600 579
27,474
Food Products  0.6%
Barry Callebaut (CHF) (5) 747 1,141
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $220 (6)(7)(8) 11,919 42
Mondelez International, Class A  61,456 3,992
Nestle (CHF)  140,866 12,233
Post Holdings (6) 6,932 835
Simply Good Foods (6) 31,295 1,245
Utz Brands  44,532 775
Wilmar International (SGD)  1,180,100 2,716
22,979
Household Products  0.8%
Colgate-Palmolive  140,834 13,609

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  89,427 16,030
29,639
Personal Care Products  1.1%
BellRing Brands (6) 10,215 802
Interparfums  7,243 997
Kenvue  869,944 20,948
L'Oreal (EUR)  11,471 3,991
Olaplex Holdings (6) 190,200 367
Puig Brands, Class B (EUR) (6) 60,080 1,265
Unilever (GBP)  199,593 11,952
40,322
Total Consumer Staples 155,596
ENERGY  3.4%
Energy Equipment & Services  0.7%
Cactus, Class A  11,312 777
Expro Group Holdings (6) 47,782 664
Liberty Energy  15,307 282
Schlumberger  313,414 13,771
TechnipFMC  226,373 7,101
Weatherford International  10,254 844
23,439
Oil, Gas & Consumable Fuels  2.7%
Antero Resources (6) 27,155 888
Chevron  43,821 7,096
ConocoPhillips  130,905 14,182
Diamondback Energy  48,417 8,598
DT Midstream  9,209 977
EQT  207,459 9,427
Equinor (NOK)  254,887 6,178
Expand Energy  101,621 10,056
Exxon Mobil  77,618 9,156
Kimbell Royalty Partners  25,593 414
Magnolia Oil & Gas, Class A  42,234 1,172
Matador Resources  1,192 72
Phillips 66  14,382 1,927
Range Resources  253,361 9,055
Shell, ADR  88,469 5,727
TotalEnergies (EUR)  134,960 7,844
Viper Energy  21,893 1,185

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams  39,165 2,292
96,246
Total Energy 119,685
FINANCIALS  12.1%
Banks  3.9%
ANZ Group Holdings (AUD)  137,620 2,805
Banc of California  57,344 988
Bank of America  287,131 13,642
Blue Foundry Bancorp (6) 17,641 196
BNP Paribas (EUR)  46,232 2,764
Cadence Bank  34,389 1,313
Capitol Federal Financial  76,338 510
Citigroup  44,405 3,147
Columbia Banking System  45,881 1,423
CRB Group, Acquisition Date: 4/14/22, Cost $64 (6)(7)(8) 605 38
CrossFirst Bankshares (6) 25,847 447
DBS Group Holdings (SGD)  118,591 3,763
Dime Community Bancshares  23,783 853
DNB Bank (NOK)  331,514 6,938
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19 - 4/5/24, Cost $64 (6)(7)(8) 6,401 102
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $27 (6)(7)(8) 2,736 44
East West Bancorp  35,151 3,855
Eastern Bankshares  42,118 785
Equity Bancshares, Class A  15,184 729
FB Financial  20,553 1,160
First Bancshares  20,934 777
Five Star Bancorp  23,135 762
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93 (6)(7)(8) 9,254 42
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (6)(7)(8) 1,736 1
HarborOne Bancorp  28,448 366
HDFC Bank (INR)  168,960 3,606
Home BancShares  25,237 802
Huntington Bancshares  354,712 6,388
ING Groep (EUR)  384,852 5,941
Intesa Sanpaolo (EUR)  736,785 2,828
JPMorgan Chase  125,460 31,330
Kearny Financial  32,148 255
KeyCorp  177,056 3,449
Live Oak Bancshares  25,914 1,228

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsubishi UFJ Financial Group (JPY)  484,800 5,787
National Bank of Canada (CAD) (5) 56,689 5,616
Origin Bancorp  17,784 611
Pacific Premier Bancorp  26,612 756
Pinnacle Financial Partners  14,619 1,858
Popular  5,565 553
Prosperity Bancshares  13,431 1,125
SouthState  16,141 1,787
Standard Chartered (GBP)  371,424 4,592
Sumitomo Mitsui Trust Group (JPY)  79,816 2,001
Svenska Handelsbanken, Class A (SEK)  125,772 1,308
Texas Capital Bancshares (6) 15,183 1,343
UniCredit (EUR)  84,891 3,261
United Overseas Bank (SGD)  196,100 5,324
Western Alliance Bancorp  14,816 1,387
140,586
Capital Markets  1.9%
Bridgepoint Group (GBP)  479,388 2,119
Brookfield (CAD)  72,092 4,430
Cboe Global Markets  14,580 3,147
Charles Schwab  179,938 14,892
CME Group  35,753 8,509
CVC Capital Partners (EUR) (6) 121,057 2,963
DigitalBridge Group  63,788 836
Goldman Sachs Group  20,489 12,469
Hamilton Lane, Class A  5,011 964
Julius Baer Group (CHF)  60,126 3,982
Macquarie Group (AUD)  22,367 3,383
Morgan Stanley  20,236 2,663
MSCI  863 526
S&P Global  4,582 2,394
StepStone Group, Class A  10,960 722
Stifel Financial  8,146 943
TMX Group (CAD)  83,649 2,645
67,587
Consumer Finance  0.4%
American Express  44,585 13,584
Encore Capital Group (6) 13,959 687
14,271
Financial Services  2.8%
Adyen (EUR) (6) 1,672 2,434
Berkshire Hathaway, Class B (6) 44,046 21,275

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Challenger (AUD)  227,134 925
Corebridge Financial  110,283 3,570
Corpay (6) 10,611 4,045
Edenred (EUR)  41,031 1,358
Fiserv (6) 64,032 14,148
Mastercard, Class A  24,839 13,238
Mitsubishi HC Capital (JPY)  208,200 1,405
PennyMac Financial Services  21,639 2,318
Toast, Class A (6) 14,060 612
Visa, Class A  112,517 35,452
100,780
Insurance  3.0%
AIA Group (HKD)  492,400 3,708
Allstate  51,966 10,777
Assurant  8,692 1,974
AXA (EUR)  257,162 8,963
Chubb  29,171 8,423
Definity Financial (CAD)  51,315 2,145
First American Financial  3,677 258
Goosehead Insurance, Class A (6) 11,759 1,483
Great-West Lifeco (CAD) (5) 16,837 606
Hanover Insurance Group  5,268 869
Mandatum (EUR)  280,682 1,263
Marsh & McLennan  35,706 8,328
MetLife  54,103 4,773
Muenchener Rueckversicherungs-Gesellschaft (EUR)  20,749 10,857
Progressive  38,646 10,391
RLI  5,263 926
Sampo, Class A (EUR)  107,068 4,586
Selective Insurance Group  7,442 760
Storebrand (NOK)  352,500 3,876
Sun Life Financial (CAD) (5) 57,523 3,540
Tokio Marine Holdings (JPY)  204,900 7,640
Travelers  20,597 5,480
TWFG (6) 8,119 287
White Mountains Insurance Group  499 1,003
Zurich Insurance Group (CHF)  7,196 4,567
107,483
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  147,700 2,944
2,944
Total Financials 433,651

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  8.7%
Biotechnology  0.9%
AbbVie  32,466 5,939
ACELYRIN (6) 65,199 297
Akero Therapeutics (6) 6,007 193
Arcellx (6) 5,871 517
Argenx, ADR (6) 5,405 3,332
Arrowhead Pharmaceuticals (6) 29,600 770
Black Diamond Therapeutics (6) 61,851 164
Blueprint Medicines (6) 7,554 728
Celldex Therapeutics (6) 13,828 379
Centessa Pharmaceuticals, ADR (6) 22,530 403
Crinetics Pharmaceuticals (6) 11,019 630
CRISPR Therapeutics (6) 4,716 241
Cytokinetics (6) 32,745 1,698
Erasca (6) 89,739 257
Genmab (DKK) (5)(6) 7,736 1,667
Immatics (6) 55,445 461
Immunocore Holdings, ADR (6) 46,269 1,515
Immunome (6) 52,696 714
Immunovant (6) 46,944 1,324
Insmed (6) 16,640 1,251
Ionis Pharmaceuticals (6) 22,518 805
Iovance Biotherapeutics (6) 45,815 427
Merus (6) 6,371 286
Nurix Therapeutics (6) 14,102 312
Prime Medicine (6) 17,937 59
Regeneron Pharmaceuticals (6) 9,928 7,448
Vaxcyte (6) 11,667 1,101
Vera Therapeutics (6) 13,448 669
Xenon Pharmaceuticals (6) 7,714 329
33,916
Health Care Equipment & Supplies  1.3%
Alcon (CHF)  30,422 2,708
Becton Dickinson & Company  17,837 3,958
Elekta, Class B (SEK)  248,038 1,481
EssilorLuxottica (EUR)  15,039 3,656
GE HealthCare Technologies  23,326 1,941
Haemonetics (6) 19,880 1,739
Intuitive Surgical (6) 17,082 9,258
Koninklijke Philips (EUR) (6) 183,643 5,023
Lantheus Holdings (6) 9,324 832

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Masimo (6) 19,479 3,361
Neogen (6) 63,959 907
Novocure (6) 19,107 383
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (6)(7)
(8) 70,144 29
Penumbra (6) 3,280 801
PROCEPT BioRobotics (6) 8,282 792
QuidelOrtho (6) 26,804 1,099
Siemens Healthineers (EUR)  91,601 4,973
Stryker  7,803 3,060
West Affum DBA Kestra, Class A, Acquisition Date: 7/15/24,
Cost $171 (6)(7)(8) 11,660 171
46,172
Health Care Providers & Services  2.6%
Alignment Healthcare (6) 43,667 551
Cencora  60,935 15,328
Cigna Group  7,197 2,431
Concentra Group Holdings Parent  36,894 805
Elevance Health  36,708 14,939
Fresenius (EUR) (6) 2,388 84
HCA Healthcare  4,303 1,408
Humana  5,190 1,538
Molina Healthcare (6) 18,839 5,612
NeoGenomics (6) 74,271 1,317
Oscar Health, Class A (6) 87,712 1,520
Privia Health Group (6) 35,223 756
Progyny (6) 39,237 611
Quest Diagnostics  38,270 6,225
RadNet (6) 9,976 816
Select Medical Holdings  20,408 431
Tenet Healthcare (6) 36,425 5,197
UnitedHealth Group  56,935 34,742
94,311
Health Care Technology  0.0%
Doximity, Class A (6) 15,340 813
Waystar Holding (6) 18,472 570
1,383
Life Sciences Tools & Services  1.2%
Bruker  27,517 1,595
Danaher  33,474 8,023
Mettler-Toledo International (6) 3,601 4,505
Repligen (6) 1,860 280

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Revvity  53,299 6,190
Sotera Health (6) 71,959 948
Stevanato Group  40,324 808
Thermo Fisher Scientific  36,910 19,549
41,898
Pharmaceuticals  2.7%
Astellas Pharma (JPY)  263,000 2,739
AstraZeneca, ADR  275,261 18,613
Bayer (EUR)  67,187 1,379
Chugai Pharmaceutical (JPY)  66,100 2,909
Elanco Animal Health (6) 126,037 1,665
Eli Lilly  31,951 25,412
Johnson & Johnson  51,043 7,912
Neumora Therapeutics (6) 25,012 249
Novartis (CHF)  81,726 8,665
Novo Nordisk, Class B (DKK)  86,576 9,278
Rapport Therapeutics (6) 9,803 224
Roche Holding (CHF)  27,707 8,050
Sanofi (EUR)  87,665 8,515
Shionogi (JPY)  77,700 1,102
Third Harmonic Bio (6) 14,540 186
Zoetis  3,625 635
97,533
Total Health Care 315,213
INDUSTRIALS & BUSINESS SERVICES  8.5%
Aerospace & Defense  1.2%
Boeing (6) 27,395 4,258
Cadre Holdings  8,728 291
General Dynamics  30,660 8,708
General Electric  54,429 9,915
L3Harris Technologies  20,285 4,995
Leonardo DRS (6) 29,120 1,013
Loar Holdings (6) 2,414 222
Melrose Industries (GBP)  662,528 4,848
Northrop Grumman  5,484 2,685
Safran (EUR)  24,728 5,770
TransDigm Group  1,137 1,425
44,130
Air Freight & Logistics  0.0%
FedEx  1,944 588
588

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products  0.2%
AAON  6,522 889
AZZ  21,384 1,992
CSW Industrials  1,351 571
Owens Corning  10,400 2,138
Simpson Manufacturing  945 178
5,768
Commercial Services & Supplies  0.6%
BrightView Holdings (6) 47,531 813
Casella Waste Systems, Class A (6) 7,330 830
Cintas  6,086 1,374
Element Fleet Management (CAD)  287,088 6,090
MSA Safety  3,700 643
Rentokil Initial (GBP)  14,393 72
Republic Services  42,603 9,300
Tetra Tech  5,935 247
Veralto  3,336 361
VSE  13,339 1,564
21,294
Construction & Engineering  0.2%
API Group (6) 32,604 1,232
Arcosa  13,773 1,496
MYR Group (6) 2,400 379
WillScot Holdings (6) 10,703 409
Worley (AUD)  282,494 2,564
6,080
Electrical Equipment  1.3%
ABB (CHF)  138,678 7,917
AMETEK  78,869 15,330
GE Vernova (6) 4,363 1,458
Legrand (EUR)  45,520 4,567
Mitsubishi Electric (JPY)  273,200 4,639
Prysmian (EUR)  95,631 6,308
Rockwell Automation  20,201 5,962
Thermon Group Holdings (6) 22,800 720
46,901
Ground Transportation  1.1%
Central Japan Railway (JPY)  95,800 1,973
CSX  177,641 6,493
Landstar System  360 67
Norfolk Southern  28,002 7,724
Old Dominion Freight Line  50,099 11,279

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Saia (6) 2,220 1,264
Uber Technologies (6) 56,776 4,086
Union Pacific  25,355 6,203
39,089
Industrial Conglomerates  0.6%
DCC (GBP)  37,982 2,770
Roper Technologies  5,533 3,134
Siemens (EUR)  80,978 15,731
21,635
Machinery  1.9%
AGCO  2,700 273
Crane  6,787 1,236
Cummins  25,185 9,445
Deere  31,640 14,741
Enerpac Tool Group  20,552 992
Enpro  7,682 1,453
Esab  17,719 2,287
ESCO Technologies  5,486 814
Federal Signal  11,594 1,129
Graco  9,173 836
Ingersoll Rand  36,931 3,847
KION Group (EUR)  45,450 1,629
Parker-Hannifin  11,679 8,209
RBC Bearings (6) 7,157 2,398
Sandvik (SEK)  169,753 3,142
SMC (JPY)  3,400 1,451
Spirax Group (GBP)  287 26
SPX Technologies (6) 10,628 1,875
THK (JPY)  69,100 1,672
Toro  849 74
Westinghouse Air Brake Technologies  46,199 9,269
66,798
Professional Services  0.7%
Acuren PIPE, Acquisition Date: 7/11/24, Cost $421 (6)(8) 42,114 401
Booz Allen Hamilton Holding  28,103 4,164
Broadridge Financial Solutions  20,788 4,906
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (6)(7)(8) 11,790 51
Equifax  15,495 4,053
FTI Consulting (6) 3,700 749
Parsons (6) 11,787 1,131
Paycor HCM (6) 52,878 955
Paylocity Holding (6) 3,900 809

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Recruit Holdings (JPY)  75,000 5,217
TechnoPro Holdings (JPY)  114,000 2,095
Teleperformance (EUR)  13,356 1,258
Verra Mobility (6) 6,022 142
25,931
Trading Companies & Distributors  0.7%
Ashtead Group (GBP)  17,756 1,423
Beacon Roofing Supply (6) 10,871 1,229
Bunzl (GBP)  81,095 3,673
Custom Truck One Source (6) 46,486 278
Ferguson Enterprises  19,583 4,229
FTAI Aviation  11,416 1,927
GMS (6) 11,083 1,112
McGrath RentCorp  7,300 889
Mitsubishi (JPY)  135,400 2,293
Rush Enterprises, Class A  12,735 789
SiteOne Landscape Supply (6) 15,719 2,409
Sumitomo (JPY)  185,100 3,973
Transcat (6) 5,506 577
24,801
Total Industrials & Business Services 303,015
INFORMATION TECHNOLOGY  15.2%
Communications Equipment  0.1%
LM Ericsson, Class B (SEK)  481,722 3,914
3,914
Electronic Equipment, Instruments & Components  1.5%
Amphenol, Class A  115,072 8,360
CTS  15,943 875
Hamamatsu Photonics (JPY)  108,400 1,291
Insight Enterprises (6) 7,570 1,184
Keysight Technologies (6) 89,631 15,313
Largan Precision (TWD)  12,000 905
Mirion Technologies (6) 146,762 2,476
Murata Manufacturing (JPY)  102,600 1,717
Novanta (6) 7,811 1,304
Omron (JPY)  39,800 1,273
PAR Technology (6) 43,895 3,562
TE Connectivity  95,311 14,403
Teledyne Technologies (6) 2,478 1,203
Vontier  13,913 546
54,412

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services  0.3%
Globant (6) 3,856 878
MongoDB (6) 5,634 1,817
Nomura Research Institute (JPY)  86,700 2,655
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $22 (6)
(7)(8) 458 36
Shopify, Class A (6) 39,215 4,533
Snowflake, Class A (6) 1,235 216
Themis Solutions, Acquisition Date: 4/14/21, Cost $61 (6)(7)(8) 2,720 95
10,230
Semiconductors & Semiconductor Equipment  5.8%
Advanced Micro Devices (6) 51,796 7,105
Analog Devices  44,320 9,664
ASML Holding (EUR)  13,928 9,517
ASML Holding  6,294 4,321
BE Semiconductor Industries (EUR)  12,944 1,539
Broadcom  71,001 11,508
Entegris  294 31
KLA  7,629 4,936
Lam Research  11,126 822
Lattice Semiconductor (6) 44,529 2,527
MACOM Technology Solutions Holdings (6) 5,935 788
Micron Technology  22,600 2,214
Monolithic Power Systems  3,717 2,110
NVIDIA  803,016 111,017
NXP Semiconductors  20,287 4,653
Onto Innovation (6) 138 23
Power Integrations  11,937 782
QUALCOMM  23,453 3,718
Renesas Electronics (JPY)  141,400 1,855
Taiwan Semiconductor Manufacturing (TWD)  479,759 14,950
Taiwan Semiconductor Manufacturing, ADR  12,884 2,379
Texas Instruments  45,392 9,125
Tokyo Electron (JPY)  19,000 2,979
208,563
Software  4.8%
Amplitude, Class A (6) 101,964 1,054
Appfolio, Class A (6) 98 25
Atlassian, Class A (6) 5,185 1,367
Aurora Innovation (6) 195,033 1,262
Autodesk (6) 13,992 4,084
BILL Holdings (6) 9,969 899

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Braze, Class A (6) 23,743 943
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $818 (6)(7)
(8) 480 635
CCC Intelligent Solutions Holdings (6) 121,802 1,535
Confluent, Class A (6) 15,823 488
Crowdstrike Holdings, Class A (6) 4,338 1,501
Datadog, Class A (6) 6,729 1,028
Descartes Systems Group (6) 17,772 2,077
DoubleVerify Holdings (6) 8,781 178
Fair Isaac (6) 2,127 5,052
Fortinet (6) 4,194 399
Gusto, Acquisition Date: 10/4/21, Cost $265 (6)(7)(8) 9,216 171
Intapp (6) 26,607 1,664
Intuit  6,350 4,075
JFrog (6) 17,592 548
Microsoft  232,433 98,426
nCino (6) 19,098 802
Onestream (6) 8,954 268
PTC (6) 21,646 4,330
QXO  114,401 1,904
Salesforce  17,787 5,870
SAP (EUR)  39,623 9,409
ServiceNow (6) 12,310 12,919
Socure, Acquisition Date: 12/22/21, Cost $46 (6)(7)(8) 2,872 12
Synopsys (6) 9,248 5,165
Varonis Systems (6) 12,592 629
Vertex, Class A (6) 19,433 1,054
Workiva (6) 17,994 1,750
171,523
Technology Hardware, Storage & Peripherals  2.7%
Apple  387,272 91,911
Samsung Electronics (KRW)  98,245 3,864
95,775
Total Information Technology 544,417
MATERIALS  2.6%
Chemicals  1.4%
Air Liquide (EUR)  29,430 4,895
Akzo Nobel (EUR)  39,523 2,308
Asahi Kasei (JPY)  216,300 1,546
BASF (EUR)  51,325 2,306
Cabot  4,460 489
Covestro (EUR) (6) 42,144 2,565

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Element Solutions  41,092 1,179
HB Fuller  12,349 949
Johnson Matthey (GBP)  96,634 1,672
Linde  25,073 11,558
Mosaic  92,504 2,448
Sherwin-Williams  41,611 16,536
Umicore (EUR) (5) 74,252 804
49,255
Construction Materials  0.1%
Martin Marietta Materials  4,769 2,861
2,861
Containers & Packaging  0.4%
DS Smith (GBP)  250,051 1,854
International Paper  235,843 13,875
15,729
Metals & Mining  0.6%
Antofagasta (GBP)  167,825 3,638
BHP Group (AUD)  78,367 2,066
BHP Group (GBP) (5) 119,173 3,157
Constellium (6) 115,918 1,421
ERO Copper (CAD) (5)(6) 37,953 580
Franco-Nevada  27,619 3,387
Freeport-McMoRan  33,594 1,485
Osisko Gold Royalties  25,861 501
Royal Gold  6,227 911
South32 (AUD)  659,700 1,601
Southern Copper  14,174 1,422
Wheaton Precious Metals  36,319 2,264
22,433
Paper & Forest Products  0.1%
Louisiana-Pacific  7,294 862
Stora Enso, Class R (EUR)  171,152 1,663
West Fraser Timber (CAD)  7,699 756
3,281
Total Materials 93,559
REAL ESTATE  1.0%
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  5,000 586
586
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  7,055 1,215

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Segro (GBP)  113,163 1,123
Terreno Realty, REIT  21,525 1,305
3,643
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  174,545 671
671
Real Estate Management & Development  0.2%
Colliers International Group  3,976 611
FirstService  8,400 1,631
Howard Hughes Holdings (6) 7,865 682
Landbridge Company PIPE, Class A, Acquisition Date:
11/18/24, Cost $799 (6)(8)(10) 13,302 910
Mitsui Fudosan (JPY)  523,600 4,390
8,224
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  17,394 4,094
Equity LifeStyle Properties, REIT  19,734 1,408
Flagship Communities REIT  27,766 441
Independence Realty Trust, REIT  83,407 1,821
7,764
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT (6) 34,300 832
Scentre Group (AUD)  1,514,897 3,645
4,477
Specialized Real Estate Investment Trusts  0.4%
CubeSmart, REIT  28,228 1,399
Equinix, REIT  3,000 2,944
Public Storage, REIT  31,869 11,092
15,435
Total Real Estate 40,800
UTILITIES  1.7%
Electric Utilities  0.7%
Constellation Energy  17,331 4,447
Exelon  139,500 5,519
IDACORP  10,561 1,251
NextEra Energy  37,303 2,935
OGE Energy  28,599 1,257
TXNM Energy  32,810 1,609
Xcel Energy  122,952 8,921
25,939

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gas Utilities  0.3%
Atmos Energy  55,647 8,421
Chesapeake Utilities  15,161 1,997
10,418
Independent Power & Renewable Electricity
Producers  0.1%
Electric Power Development (JPY)  132,000 2,214
Talen Energy (6) 71 15
2,229
Multi-Utilities  0.6%
Ameren  69,214 6,533
CMS Energy  76,732 5,349
Engie (EUR)  315,778 5,034
National Grid (GBP)  427,590 5,397
22,313
Water Utilities  0.0%
California Water Service Group  17,005 870
Middlesex Water  9,225 604
1,474
Total Utilities 62,373
Total Miscellaneous Common Stocks  0.3% (11) 10,163
Total Common Stocks (Cost $1,371,076) 2,505,839
CONVERTIBLE BONDS  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $113 (6)(7)(8) 112,600 113
Total Convertible Bonds (Cost $113) 113
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (6)(7)
(8)(9) 17,718 66
66
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (6)(7)(8) 41,545 37
37
Total Consumer Discretionary 103

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $1 (6)(7)(8) 32 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $224 (6)
(7)(8) 2,133 135
Total Financials 135
HEALTH CARE  0.1%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $108 (6)(7)(8) 38,898 191
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180 (6)(7)(8) 22,236 110
Metsera, Series B, Acquisition Date: 11/12/24, Cost $170 (6)(7)
(8) 33,803 170
471
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120 (6)(7)
(8) 118,345 101
101
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $222 (6)(7)(8) 92,428 158
158
Life Sciences Tools & Services  0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $118 (6)(7)(8) 10,046 119
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $128 (6)(7)
(8) 14,444 27
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $161 (6)(7)(8) 11,776 547
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (6)(7)(8) 5,896 274
967
Total Health Care 1,697
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Spcae Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $129 (6)(7)(8) 3,254 2

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (6)(7)
(8) 50,717 247
249
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119 (6)(7)(8) 9,815 75
Flexe, Series D, Acquisition Date: 4/7/22, Cost $75 (6)(7)(8) 3,669 28
103
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139 (6)
(7)(8) 6,676 13
13
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67 (6)(7)(8) 14,736 64
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263 (6)(7)(8) 26,046 112
176
Total Industrials & Business Services 541
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (6)(7)(8) 6,732 30
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (6)(7)
(8) 2,367 11
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (6)
(7)(8) 7 1
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $87 (6)
(7)(8) 3,321 262
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $22 (6)
(7)(8) 204 16
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14 (6)(7)(8) 610 21
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (6)(7)(8) 60 2
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $2 (6)(7)(8) 70 2
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $49 (6)(7)(8) 2,178 76
421
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $229 (6)
(7)(8) 2,858 229
229

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (6)(7)(8) 30 40
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (6)(7)(8) 2 3
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (6)
(7)(8) 4,398 407
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765 (6)
(7)(8) 10,416 963
Databricks, Series I, Acquisition Date: 9/14/23, Cost $88 (6)(7)
(8) 1,201 111
Gusto, Series E, Acquisition Date: 7/13/21, Cost $381 (6)(7)(8) 12,516 233
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $271 (6)(7)(8) 20,748 85
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124 (6)(7)(8) 5,932 24
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118 (6)(7)(8) 23,436 123
Socure, Series A, Acquisition Date: 12/22/21, Cost $56 (6)(7)(8) 3,491 14
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $46 (6)(7)
(8) 2,865 12
Socure, Series B, Acquisition Date: 12/22/21, Cost $1 (6)(7)(8) 52 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $107 (6)(7)
(8) 6,640 28
2,043
Total Information Technology 2,693
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (6)(7)(8) 3,356 173
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (6)(7)
(8) 5,247 103
276
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (6)(7)(8) 5,255 446
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $228 (6)(7)(8) 2,684 228
674
Total Materials 950
Total Convertible Preferred Stocks (Cost $6,736) 6,119
CORPORATE BONDS  1.8%
AbbVie, 4.05%, 11/21/39  355,000 313

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AbbVie, 4.50%, 5/14/35  302,000 289
AbbVie, 5.05%, 3/15/34  335,000 339
AerCap Ireland Capital, 3.30%, 1/30/32  365,000 324
AGCO, 5.80%, 3/21/34  60,000 61
AIA Group, 4.95%, 3/30/35 (1) 200,000 199
Aker BP, 4.00%, 5/29/32 (EUR)  100,000 108
Alexandria Real Estate Equities, 5.25%, 5/15/36  35,000 35
Alibaba Group Holding, 5.25%, 5/26/35 (1) 210,000 211
Alibaba Group Holding, 5.625%, 11/26/54 (1) 200,000 205
American Electric Power, 5.20%, 1/15/29  105,000 107
American Tower, 5.45%, 2/15/34  260,000 266
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  335,000 349
APA Infrastructure, 0.75%, 3/15/29 (EUR)  125,000 119
APA Infrastructure, 5.125%, 9/16/34 (1) 50,000 49
APA Infrastructure, 5.75%, 9/16/44 (1) 65,000 65
Appalachian Power, 5.65%, 4/1/34  60,000 62
AppLovin, 5.375%, 12/1/31  85,000 86
Aptiv, 4.65%, 9/13/29  200,000 195
Arthur J Gallagher, 5.75%, 7/15/54  46,000 47
Arthur J Gallagher, 6.75%, 2/15/54  280,000 324
Astrazeneca Finance, 5.00%, 2/26/34  370,000 372
Athene Global Funding, 5.526%, 7/11/31 (1) 265,000 270
Athene Global Funding, 5.684%, 2/23/26 (1) 335,000 338
Atlassian, 5.25%, 5/15/29  75,000 76
Autoliv, 3.625%, 8/7/29 (EUR)  115,000 123
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  355,000 360
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  250,000 248
BAE Systems, 5.30%, 3/26/34 (1) 200,000 204
Banco de Sabadell, VR, 4.25%, 9/13/30 (EUR) (5)(12) 400,000 441
Bank of America, VR, 1.898%, 7/23/31 (12) 1,695,000 1,444
Bank of America, VR, 5.518%, 10/25/35 (12) 380,000 380
Bank of America, VR, 5.819%, 9/15/29 (12) 710,000 735
Bank of New York Mellon, VR, 5.188%, 3/14/35 (12) 225,000 228
Bank of New York Mellon, VR, 6.474%, 10/25/34 (12) 260,000 286
BAT Capital, 4.39%, 8/15/37  155,000 138
BAT Capital, 4.54%, 8/15/47  64,000 53
BAT Capital, 7.079%, 8/2/43  110,000 123
BAT Capital, 7.081%, 8/2/53  210,000 239
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 275,000 286
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 104
Becton Dickinson & Company, 4.298%, 8/22/32  70,000 67
Becton Dickinson Euro Finance, 3.553%, 9/13/29 (EUR)  225,000 245
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 197

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 213
Boardwalk Pipelines, 3.40%, 2/15/31  200,000 181
Boeing, 2.196%, 2/4/26  71,000 69
Boeing, 2.75%, 2/1/26  75,000 73
Boeing, 3.25%, 2/1/28  55,000 52
Boeing, 3.75%, 2/1/50  139,000 98
Boeing, 5.04%, 5/1/27  320,000 319
Boeing, 6.388%, 5/1/31 (1) 125,000 131
Boeing, 6.528%, 5/1/34 (1) 98,000 104
Boeing, 6.858%, 5/1/54 (1) 460,000 497
Booz Allen Hamilton, 5.95%, 8/4/33  88,000 91
Boston Gas, 6.119%, 7/20/53 (1) 75,000 77
Brixmor Operating Partnership, 4.05%, 7/1/30  57,000 54
Brixmor Operating Partnership, 4.125%, 5/15/29  504,000 487
Broadcom, 3.419%, 4/15/33 (1) 240,000 214
Broadcom, 4.35%, 2/15/30  320,000 313
Broadcom, 4.55%, 2/15/32  120,000 118
Broadcom, 5.15%, 11/15/31  190,000 193
Burlington Northern Santa Fe, 5.50%, 3/15/55  210,000 217
Cadence Design Systems, 4.30%, 9/10/29  115,000 113
Cadence Design Systems, 4.70%, 9/10/34  70,000 69
CaixaBank, VR, 6.037%, 6/15/35 (1)(12) 290,000 298
CaixaBank, VR, 6.208%, 1/18/29 (1)(12) 260,000 267
CaixaBank, VR, 6.684%, 9/13/27 (1)(12) 225,000 231
Capital One Financial, 3.75%, 3/9/27  50,000 49
Capital One Financial, VR, 5.468%, 2/1/29 (12) 410,000 416
Capital One Financial, VR, 5.70%, 2/1/30 (12) 49,000 50
Capital One Financial, VR, 6.051%, 2/1/35 (12) 135,000 142
Capital One Financial, VR, 7.624%, 10/30/31 (12) 45,000 50
Carvana, 12.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)
(13) 301,845 321
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(13) 456,868 501
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(13) 546,355 651
CDW, 5.10%, 3/1/30  65,000 65
Celanese U.S. Holdings, 6.33%, 7/15/29  65,000 67
Celanese U.S. Holdings, 6.379%, 7/15/32  213,000 221
Celanese U.S. Holdings, 6.80%, 11/15/30  77,000 81
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 95
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  500,000 489
Centene, 2.50%, 3/1/31  260,000 218
Centene, 2.625%, 8/1/31  685,000 571
Centene, 4.25%, 12/15/27  50,000 48
Centene, 4.625%, 12/15/29  231,000 221

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (12) 400,000 443
Charter Communications Operating, 2.80%, 4/1/31  305,000 261
Charter Communications Operating, 3.75%, 2/15/28  130,000 125
Charter Communications Operating, 5.25%, 4/1/53  31,000 26
Charter Communications Operating, 6.384%, 10/23/35  100,000 102
Charter Communications Operating, 6.55%, 6/1/34  62,000 65
Charter Communications Operating, 6.65%, 2/1/34  290,000 305
Cheniere Energy, 4.625%, 10/15/28  100,000 99
Cheniere Energy, 5.65%, 4/15/34  245,000 251
Cheniere Energy Partners, 4.50%, 10/1/29  67,000 65
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 370,000 377
Cheniere Energy Partners, 5.95%, 6/30/33  195,000 203
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 200,000 197
Citigroup, 4.45%, 9/29/27  75,000 74
Citigroup, VR, 5.827%, 2/13/35 (12) 840,000 855
CNO Financial Group, 5.25%, 5/30/25  79,000 79
CNO Global Funding, 4.95%, 9/9/29 (1) 60,000 60
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 240,000 243
Comcast, 3.25%, 11/1/39  300,000 236
Comcast, 5.65%, 6/1/54  315,000 324
Constellation Energy Generation, 5.75%, 3/15/54  109,000 112
Continental Resources, 4.375%, 1/15/28  50,000 49
Corebridge Financial, 3.85%, 4/5/29  50,000 48
Corebridge Financial, 3.90%, 4/5/32  245,000 226
Corebridge Global Funding, 5.20%, 1/12/29 (1) 50,000 50
Cox Communications, 5.70%, 6/15/33 (1) 128,000 129
Cox Communications, 5.80%, 12/15/53 (1) 180,000 173
Crown Castle, 5.80%, 3/1/34  120,000 124
Crown Castle Towers, 3.663%, 5/15/25 (1) 355,000 352
CVS Health, 5.05%, 3/25/48  491,000 434
CVS Health, 5.625%, 2/21/53  225,000 213
CVS Health, 5.70%, 6/1/34  400,000 406
CVS Health, 5.875%, 6/1/53  125,000 123
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 153
Danske Bank, VR, 3.244%, 12/20/25 (1)(12) 260,000 260
Danske Bank, VR, 4.613%, 10/2/30 (1)(12) 230,000 226
Danske Bank, VR, 5.705%, 3/1/30 (1)(12) 200,000 205
Deutsche Bank, VR, 4.999%, 9/11/30 (12) 150,000 148
Devon Energy, 5.20%, 9/15/34  645,000 628
Diamondback Energy, 5.15%, 1/30/30  85,000 86
Diamondback Energy, 5.40%, 4/18/34  380,000 383
Diamondback Energy, 5.75%, 4/18/54  155,000 154
Diamondback Energy, 5.90%, 4/18/64  160,000 159

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diamondback Energy, 6.25%, 3/15/53  115,000 121
DTE Energy, 4.875%, 6/1/28  45,000 45
DTE Energy, 5.10%, 3/1/29  340,000 344
Duke Energy, 5.00%, 8/15/52  295,000 271
Elevance Health, 4.75%, 2/15/30  100,000 100
Elevance Health, 4.95%, 11/1/31  140,000 140
Elevance Health, 5.125%, 2/15/53  115,000 108
Eli Lilly, 4.70%, 2/9/34  380,000 377
Enbridge, 5.625%, 4/5/34  200,000 206
Enbridge, 6.70%, 11/15/53  120,000 137
Energy Transfer, 5.55%, 5/15/34  130,000 132
Energy Transfer, 5.95%, 5/15/54  85,000 86
Energy Transfer, 6.40%, 12/1/30  160,000 171
Energy Transfer, 6.55%, 12/1/33  80,000 87
Engie, 5.25%, 4/10/29 (1) 200,000 204
Engie, 5.625%, 4/10/34 (1) 200,000 206
Eni, 5.50%, 5/15/34 (1) 200,000 202
Eni, 5.95%, 5/15/54 (1) 230,000 233
Eversource Energy, 5.85%, 4/15/31  190,000 198
Eversource Energy, 5.95%, 7/15/34  360,000 378
Exelon, 5.60%, 3/15/53  116,000 117
Expand Energy, 4.75%, 2/1/32  158,000 150
Expand Energy, 5.375%, 2/1/29  156,000 154
Expand Energy, 5.375%, 3/15/30  182,000 181
Ferguson Enterprises, 5.00%, 10/3/34  35,000 34
Fifth Third Bancorp, 3.95%, 3/14/28  81,000 79
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (12) 105,000 104
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (12) 80,000 82
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (12) 170,000 178
First American Financial, 2.40%, 8/15/31  303,000 252
FirstEnergy, 2.65%, 3/1/30  223,000 199
FirstEnergy, Series B, 2.25%, 9/1/30  41,000 36
FirstEnergy, Series C, 3.40%, 3/1/50  285,000 203
FirstEnergy Transmission, 4.55%, 1/15/30 (1) 55,000 54
FirstEnergy Transmission, 5.00%, 1/15/35 (1) 85,000 84
Ford Motor, 9.625%, 4/22/30  40,000 47
Ford Motor Credit, 5.80%, 3/5/27  380,000 384
Ford Motor Credit, 6.054%, 11/5/31  205,000 208
Ford Motor Credit, 6.798%, 11/7/28  200,000 210
Ford Motor Credit, 7.122%, 11/7/33  200,000 214
Freeport-McMoRan, 4.25%, 3/1/30  110,000 107
Freeport-McMoRan, 4.375%, 8/1/28  99,000 97
Freeport-McMoRan, 4.625%, 8/1/30  41,000 40

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Freeport-McMoRan, 5.00%, 9/1/27  22,000 22
Freeport-McMoRan, 5.45%, 3/15/43  110,000 107
General Motors Financial, 4.90%, 10/6/29  195,000 194
General Motors Financial, 5.55%, 7/15/29  185,000 189
Goldman Sachs Group, VR, 2.615%, 4/22/32 (12) 780,000 677
Goldman Sachs Group, VR, 3.615%, 3/15/28 (12) 275,000 268
Goldman Sachs Group, VR, 3.691%, 6/5/28 (12) 100,000 97
Goldman Sachs Group, VR, 4.482%, 8/23/28 (12) 315,000 312
Goldman Sachs Group, VR, 4.692%, 10/23/30 (12) 255,000 252
Goldman Sachs Group, VR, 5.016%, 10/23/35 (12) 275,000 265
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1) 70,000 69
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 200,000 201
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 520,000 521
HCA, 2.375%, 7/15/31  100,000 84
HCA, 3.50%, 9/1/30  249,000 230
HCA, 5.45%, 9/15/34  125,000 125
Health Care Service A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 100,000 102
Health Care Service A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 125,000 127
Health Care Service A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 260,000 264
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 78
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 248
Home Depot, 4.95%, 6/25/34  255,000 257
Humana, 4.875%, 4/1/30  230,000 228
Humana, 5.375%, 4/15/31  159,000 160
Huntington Ingalls Industries, 5.353%, 1/15/30  35,000 35
Huntington Ingalls Industries, 5.749%, 1/15/35  60,000 61
Hyatt Hotels, 5.375%, 12/15/31  175,000 177
Hyundai Capital America, 4.55%, 9/26/29 (1) 160,000 157
Hyundai Capital America, 4.75%, 9/26/31 (1) 110,000 108
Hyundai Capital America, 5.35%, 3/19/29 (1) 80,000 81
Hyundai Capital America, 5.40%, 1/8/31 (1) 50,000 51
Hyundai Capital America, 5.50%, 3/30/26 (1) 70,000 71
Hyundai Capital America, 6.50%, 1/16/29 (1) 95,000 100
Icon Investments Six, 5.849%, 5/8/29  200,000 206
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 80,000 83
Ingersoll Rand, 5.314%, 6/15/31  120,000 123
Ingersoll Rand, 5.45%, 6/15/34  100,000 102
Intel, 3.25%, 11/15/49  471,000 307
Interpublic Group, 4.65%, 10/1/28  110,000 109
Invitation Homes Operating Partnership, 2.00%, 8/15/31  60,000 49
Invitation Homes Operating Partnership, 4.875%, 2/1/35  140,000 136

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Invitation Homes Operating Partnership, 5.45%, 8/15/30  66,000 67
IPALCO Enterprises, 5.75%, 4/1/34  140,000 143
IQVIA, 6.25%, 2/1/29  195,000 203
JPMorgan Chase, VR, 2.522%, 4/22/31 (12) 70,000 62
JPMorgan Chase, VR, 2.739%, 10/15/30 (12) 110,000 100
JPMorgan Chase, VR, 2.956%, 5/13/31 (12) 485,000 438
JPMorgan Chase, VR, 4.603%, 10/22/30 (12) 255,000 253
JPMorgan Chase, VR, 4.946%, 10/22/35 (12) 185,000 183
JPMorgan Chase, VR, 5.04%, 1/23/28 (12) 140,000 141
JPMorgan Chase, VR, 5.336%, 1/23/35 (12) 130,000 132
Kilroy Realty, 3.45%, 12/15/24  470,000 470
Kroger, 5.50%, 9/15/54  215,000 213
Las Vegas Sands, 3.50%, 8/18/26  95,000 92
Las Vegas Sands, 5.90%, 6/1/27  55,000 56
Lowe's, 4.25%, 4/1/52  59,000 49
Lowe's, 5.75%, 7/1/53  80,000 82
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 200,000 204
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 173
M&T Bank, VR, 6.082%, 3/13/32 (12) 240,000 248
Mars, 4.75%, 4/20/33 (1) 220,000 217
Mattel, 5.875%, 12/15/27 (1) 215,000 216
Meta Platforms, 5.40%, 8/15/54  70,000 71
Meta Platforms, 5.60%, 5/15/53  310,000 326
Micron Technology, 5.327%, 2/6/29  115,000 117
Micron Technology, 6.75%, 11/1/29  155,000 167
Morgan Stanley, VR, 5.123%, 2/1/29 (12) 345,000 348
Morgan Stanley, VR, 5.173%, 1/16/30 (12) 225,000 228
Motorola Solutions, 5.40%, 4/15/34  115,000 117
Netflix, 4.625%, 5/15/29 (EUR)  290,000 330
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 135,000 137
NiSource, 5.25%, 3/30/28  45,000 46
NRG Energy, 4.45%, 6/15/29 (1) 85,000 82
Occidental Petroleum, 5.55%, 10/1/34  115,000 115
Occidental Petroleum, 6.05%, 10/1/54  100,000 100
Occidental Petroleum, 6.125%, 1/1/31  225,000 233
Occidental Petroleum, 6.20%, 3/15/40  115,000 117
Occidental Petroleum, 6.375%, 9/1/28  65,000 68
Occidental Petroleum, 6.625%, 9/1/30  310,000 328
Occidental Petroleum, 7.50%, 5/1/31  185,000 207
Occidental Petroleum, 8.875%, 7/15/30  540,000 622
ONEOK, 4.40%, 10/15/29  125,000 123
ONEOK, 4.75%, 10/15/31  170,000 167
ONEOK, 5.05%, 11/1/34  205,000 202

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ONEOK, 5.65%, 11/1/28  45,000 46
ONEOK, 5.80%, 11/1/30  130,000 136
ONEOK, 6.05%, 9/1/33  130,000 137
Oracle, 3.60%, 4/1/50  179,000 132
Oracle, 3.95%, 3/25/51  199,000 155
Owens Corning, 5.70%, 6/15/34  130,000 135
Owens Corning, 5.95%, 6/15/54  135,000 142
Pacific Gas & Electric, 2.10%, 8/1/27  74,000 69
Pacific Gas & Electric, 2.50%, 2/1/31  205,000 177
Pacific Gas & Electric, 3.50%, 8/1/50  125,000 89
Pacific Gas & Electric, 5.80%, 5/15/34  185,000 192
Pacific Gas & Electric, 5.90%, 6/15/32  80,000 83
Pacific Gas & Electric, 6.70%, 4/1/53  80,000 90
Pacific Gas & Electric, 6.75%, 1/15/53  195,000 218
Pacific Gas & Electric, 6.95%, 3/15/34  135,000 151
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 540,000 570
Pfizer Investment Enterprises, 5.34%, 5/19/63  220,000 213
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  100,000 94
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 210,000 202
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 205
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 200,000 207
RCI Banque, 3.875%, 1/12/29 (EUR)  20,000 22
Regal Rexnord, 6.05%, 4/15/28  245,000 252
Regions Financial, VR, 5.722%, 6/6/30 (12) 120,000 123
Revvity, 1.90%, 9/15/28  185,000 167
Revvity, 2.25%, 9/15/31  100,000 83
Revvity, 3.30%, 9/15/29  109,000 101
Rogers Communications, 3.80%, 3/15/32  150,000 138
Rogers Communications, 4.35%, 5/1/49  20,000 17
Rogers Communications, 4.55%, 3/15/52  135,000 114
Rogers Communications, 5.00%, 2/15/29  270,000 271
Rogers Communications, 5.30%, 2/15/34  305,000 305
Ross Stores, 1.875%, 4/15/31  260,000 217
Sabine Pass Liquefaction, 4.20%, 3/15/28  55,000 54
Santander Holdings USA, VR, 6.342%, 5/31/35 (12) 390,000 402
Sartorius Finance, 4.375%, 9/14/29 (EUR)  200,000 223
Sartorius Finance, 4.875%, 9/14/35 (EUR)  200,000 230
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 267
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 36
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 196
SBA Tower Trust, 4.831%, 10/15/29 (1) 270,000 263
Segro Capital, 1.875%, 3/23/30 (EUR)  125,000 125
Sempra, 3.40%, 2/1/28  50,000 48

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sitios Latinoamerica, 5.375%, 4/4/32  200,000 191
Smurfit Westrock Financing, 5.418%, 1/15/35 (1) 200,000 203
Sociedad Quimica y Minera de Chile, 5.50%, 9/10/34 (1) 210,000 203
Solventum, 5.40%, 3/1/29 (1) 230,000 233
Solventum, 5.60%, 3/23/34 (1) 240,000 244
Solventum, 5.90%, 4/30/54 (1) 245,000 250
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 55,000 54
South Bow USA Infrastructure Holdings, 5.584%, 10/1/34 (1) 70,000 70
Southern, 5.20%, 6/15/33  355,000 359
Southern, 5.70%, 3/15/34  285,000 298
Sprint Capital, 6.875%, 11/15/28  305,000 327
Sprint Capital, 8.75%, 3/15/32  215,000 260
Standard Chartered, VR, 5.905%, 5/14/35 (1)(12) 420,000 432
Stanley Black & Decker, 2.75%, 11/15/50  123,000 75
Sutter Health, 5.164%, 8/15/33  75,000 76
Targa Resources, 6.15%, 3/1/29  91,000 96
Targa Resources Partners, 5.00%, 1/15/28  45,000 45
Targa Resources Partners, 5.50%, 3/1/30  320,000 323
Targa Resources Partners, 6.875%, 1/15/29  57,000 58
Time Warner Cable, 6.75%, 6/15/39  58,000 58
Time Warner Cable, 7.30%, 7/1/38  32,000 34
U.S. Bancorp, VR, 5.384%, 1/23/30 (12) 100,000 102
U.S. Bancorp, VR, 5.678%, 1/23/35 (12) 96,000 99
U.S. Bancorp, VR, 5.85%, 10/21/33 (12) 190,000 199
Uber Technologies, 4.30%, 1/15/30  290,000 284
Uber Technologies, 4.50%, 8/15/29 (1) 266,000 260
Uber Technologies, 4.80%, 9/15/34  95,000 93
Uber Technologies, 5.35%, 9/15/54  65,000 63
UBS Group, VR, 2.875%, 4/2/32 (EUR) (12) 235,000 244
UBS Group, VR, 3.091%, 5/14/32 (1)(12) 285,000 252
UBS Group, VR, 6.537%, 8/12/33 (1)(12) 480,000 518
UnitedHealth Group, 4.50%, 4/15/33  225,000 219
UnitedHealth Group, 5.00%, 4/15/34  325,000 326
Var Energi, 5.50%, 5/4/29 (EUR)  210,000 240
VF, 2.95%, 4/23/30  239,000 206
Videotron, 5.70%, 1/15/35 (1) 250,000 253
Vistra Operations, 6.00%, 4/15/34 (1) 85,000 89
Vistra Operations, 6.95%, 10/15/33 (1) 100,000 110
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 197
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  45,000 48
Wells Fargo, VR, 4.611%, 4/25/53 (12) 285,000 256
Western Midstream Operating, 4.50%, 3/1/28  50,000 49
Western Midstream Operating, 6.35%, 1/15/29  45,000 47

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Westlake, 1.625%, 7/17/29 (EUR)  300,000 298
Williams, 5.15%, 3/15/34  90,000 90
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  300,000 294
Xcel Energy, 3.40%, 6/1/30  255,000 237
Total Corporate Bonds (Cost $66,752) 66,721
EQUITY MUTUAL FUNDS  12.6%
T. Rowe Price Institutional Emerging Markets Equity Fund (4) 6,008,755 191,079
T. Rowe Price Multi-Strategy Total Return Fund - I Class (4) 7,109,842 68,610
T. Rowe Price Real Assets Fund - I Class (4) 12,483,899 192,002
Total Equity Mutual Funds (Cost $428,746) 451,691
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.1%
Comision Federal de Electricidad, 5.70%, 1/24/30 (1) 200,000 196
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 200,000 192
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  200,000 202
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 200,000 202
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 200,000 209
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 200,000 200
Freeport Indonesia, 5.315%, 4/14/32  260,000 259
Gaci First Investment, 4.875%, 2/14/35  245,000 237
Gaci First Investment, 5.125%, 2/14/53 (5) 420,000 370
Logicor Financing, 0.875%, 1/14/31 (EUR)  275,000 248
Orsted, 3.75%, 3/1/30 (EUR)  265,000 289
Petroleos Mexicanos, 6.84%, 1/23/30  275,000 255
Petroleos Mexicanos, 8.75%, 6/2/29  510,000 518
Republic of Panama, 7.50%, 3/1/31  455,000 480
Republic of Peru, 5.375%, 2/8/35  140,000 139
Saudi Arabian Oil, 5.75%, 7/17/54 (1) 200,000 196
Total Foreign Government Obligations & Municipalities
(Cost $4,163) 4,192
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  45,000 49
49

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  47,143 52
52
Total Municipal Securities (Cost $98) 101
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
BANK5, Series 2024-5YR10, Class A3, 5.302%, 10/15/57  55,000 56
BANK5, Series 2024-5YR10, Class AS, 5.637%, 10/15/57  30,000 30
BANK5, Series 2024-5YR11, Class AS, 6.139%, 11/15/57  205,000 213
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  125,000 130
BANK5, Series 2024-5YR8, Class A3, 5.884%, 8/15/57  220,000 228
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.883%, 11/15/34 (1) 135,000 2
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  70,000 73
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 106,757 94
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  585,000 605
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 6.251%, 5/15/41 (1) 523,449 525
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 39,373 35
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
B, 2.829%, 12/10/41 (1) 120,000 102
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
C, 3.031%, 12/10/41 (1) 100,000 84
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 100,729 85
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 16,433 16
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  119,704 119
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 6.251%, 8/15/41 (1) 250,000 250
Credit Suisse Mortgage Trust, Series 2020-NET, Class A,
2.257%, 8/15/37 (1) 63,492 61
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 5.552%, 3/25/50 (1) 70,730 67
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 12,919 12
Galton Funding Mortgage Trust, Series 2018-1, Class A33,
CMO, ARM, 3.50%, 11/25/57 (1) 50,125 45

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 8,371 8
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.896%, 7/25/44 (1) 2,072 2
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.913%, 10/25/50 (1) 144,666 124
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 77,762 64
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 75
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 38,437 35
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 44,586 40
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.57%, 12/25/50 (1) 153,108 133
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 2,300 2
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 5,174 5
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.256%, 6/25/50 (1) 155,253 133
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR +
1.464%, 6.074%, 8/15/38 (1) 446,335 440
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 6.201%, 5/15/41 (1) 155,000 155
MFA Trust, Series 2020-NQM2, Class A1, CMO, ARM, 1.381%,
4/25/65 (1) 90,136 86
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 150,227 123
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.455%, 11/5/41 (1) 95,000 92
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 103,197 92
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 6.001%, 5/15/39 (1) 355,000 354
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.436%, 4/25/43  62,779 60
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.787%, 8/25/47 (1) 98,347 91
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 14,849 14
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 3,849 4
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 13,256 12

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 39,860 37
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 1,005 1
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.984%, 5/25/44 (1) 174,140 174
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.702%, 10/25/59 (1) 95,951 98
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 6.201%, 6/15/39 (1) 120,000 120
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 195,627 159
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 103,987 88
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 200,000 202
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  370,000 356
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 68
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $6,730) 6,279
PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.1%
Automobiles  0.1%
Dr. Ing. h.c. F. Porsche (EUR)  33,681 2,112
Total Consumer Discretionary 2,112
Total Preferred Stocks (Cost $2,837) 2,112
PRIVATE INVESTMENT COMPANIES  1.9%
Blackstone Partners Offshore Fund (6)(7) 27,065 69,514
Total Private Investment Companies (Cost $42,103) 69,514
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  1.8%
U.S. Government Agency Obligations  1.4%
Federal Home Loan Mortgage
2.50%, 4/1/30  40,418 39
3.00%, 12/1/42 - 4/1/43  173,010 157
3.50%, 8/1/42 - 3/1/46  417,365 388

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.00%, 10/1/40 - 12/1/41  88,260 84
4.50%, 6/1/39 - 5/1/42  121,808 121
5.00%, 7/1/25 - 8/1/40  35,635 36
5.50%, 1/1/40  74 —
6.00%, 3/1/33 - 8/1/38  33,393 35
7.00%, 6/1/32  357 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.785%, 6.035%, 2/1/37  264 —
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  3,594 4
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  2,976 3
Federal Home Loan Mortgage, CMO, IO, 2.00%, 2/25/51  725,810 95
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  39,125 34
2.00%, 8/1/36 - 9/1/52  4,052,872 3,315
2.50%, 3/1/42 - 5/1/52  3,104,874 2,628
3.00%, 5/1/31 - 1/1/52  1,386,876 1,269
3.50%, 6/1/35 - 11/1/50  390,058 363
4.00%, 8/1/37 - 5/1/52  350,550 335
4.50%, 5/1/50 - 11/1/52  522,650 503
5.00%, 9/1/52 - 7/1/54  464,410 457
5.50%, 8/1/53 - 9/1/54  1,145,494 1,149
6.00%, 9/1/53 - 7/1/54  487,468 497
6.50%, 1/1/54  64,495 66
7.00%, 6/1/54  86,945 91
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  34,349 31
3.50%, 6/1/42 - 5/1/46  280,706 260
4.00%, 11/1/40  86,887 84
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  617 1
RFUCCT1Y + 1.892%, 6.381%, 12/1/35  1,588 2
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  247,390 31
6.50%, 2/25/32  512 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  614,042 519
2.00%, 5/1/36 - 6/1/52  12,542,897 10,357
2.50%, 8/1/30 - 6/1/52  7,560,080 6,463
3.00%, 1/1/27 - 4/1/52  4,305,280 3,881
3.50%, 2/1/35 - 7/1/50  2,004,198 1,864
4.00%, 7/1/35 - 12/1/52  2,350,558 2,233
4.50%, 7/1/39 - 7/1/52  1,513,686 1,473
5.00%, 3/1/25 - 11/1/53  1,416,881 1,403

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.50%, 9/1/34 - 5/1/54  1,751,219 1,754
6.00%, 2/1/33 - 8/1/54  2,707,429 2,760
6.50%, 7/1/32 - 5/1/54  1,158,376 1,193
7.00%, 3/1/54  85,219 89
UMBS, TBA (14)
3.50%, 12/1/54  560,000 508
5.00%, 12/1/54  560,000 549
5.50%, 12/1/54  135,000 135
6.50%, 12/1/54  610,000 624
47,883
U.S. Government Obligations  0.4%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  138,012 122
2.00%, 1/20/51 - 3/20/52  2,964,758 2,438
2.50%, 8/20/50 - 3/20/52  3,561,507 3,044
3.00%, 9/15/42 - 6/20/52  2,424,052 2,159
3.50%, 12/20/42 - 7/20/52  1,843,790 1,704
4.00%, 7/20/42 - 10/20/52  1,461,665 1,384
4.50%, 11/20/39 - 4/20/53  1,101,271 1,075
5.00%, 7/20/39 - 6/20/49  441,587 441
5.50%, 1/20/36 - 3/20/49  232,535 237
6.00%, 12/20/38 - 11/20/52  333,239 339
6.50%, 3/15/26  65 —
8.00%, 10/20/25  4 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  24,425 22
3.50%, 10/20/50  135,000 114
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50  715,956 86
3.50%, 5/20/43  20,509 3
4.00%, 2/20/43  11,408 1
Government National Mortgage Assn., TBA (14)
5.00%, 12/20/54  620,000 611
5.50%, 12/20/54  1,385,000 1,386
6.00%, 12/20/54  140,000 141
15,307
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $66,432) 63,190
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  2.2%
U.S. Treasury Obligations  2.2%
U.S. Treasury Bonds, 1.125%, 5/15/40  555,000 352

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 3.375%, 8/15/42  4,135,000 3,588
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 2,034
U.S. Treasury Bonds, 4.00%, 11/15/42 (15) 4,305,000 4,069
U.S. Treasury Bonds, 4.25%, 2/15/54  2,390,000 2,334
U.S. Treasury Bonds, 4.25%, 8/15/54  3,290,000 3,218
U.S. Treasury Bonds, 4.375%, 8/15/43  355,000 351
U.S. Treasury Bonds, 4.50%, 2/15/44  7,220,000 7,238
U.S. Treasury Bonds, 4.75%, 11/15/43  835,000 866
U.S. Treasury Notes, 1.50%, 1/31/27  2,950,000 2,788
U.S. Treasury Notes, 3.25%, 6/30/27  3,930,000 3,846
U.S. Treasury Notes, 3.50%, 9/30/29  1,340,000 1,306
U.S. Treasury Notes, 3.625%, 8/31/29  1,270,000 1,245
U.S. Treasury Notes, 3.875%, 8/15/34  2,435,000 2,373
U.S. Treasury Notes, 4.00%, 7/31/29  1,325,000 1,320
U.S. Treasury Notes, 4.00%, 10/31/29  1,630,000 1,623
U.S. Treasury Notes, 4.125%, 6/15/26  3,510,000 3,503
U.S. Treasury Notes, 4.125%, 10/31/29 (15) 5,370,000 5,378
U.S. Treasury Notes, 4.375%, 5/15/34  8,725,000 8,845
U.S. Treasury Notes, 4.50%, 7/15/26  4,600,000 4,618
U.S. Treasury Notes, 4.625%, 9/15/26 (15) 10,487,500 10,560
U.S. Treasury Notes, 4.625%, 10/15/26  4,430,000 4,462
U.S. Treasury Notes, 4.625%, 9/30/28 (15) 4,470,000 4,549
80,466
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $80,666) 80,466
SHORT-TERM INVESTMENTS  1.7%
Money Market Funds  1.7%
T. Rowe Price Treasury Reserve Fund, 4.66% (4)(16) 60,754,131 60,754
Total Short-Term Investments (Cost $60,754) 60,754
SECURITIES LENDING COLLATERAL  0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.67% (4)(16) 17,176,786 17,177
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 17,177
Total Securities Lending Collateral (Cost $17,177) 17,177

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
10 Year Interest Rate
Swap, 3/28/35 Pay
Fixed 4.00% Annually,
Receive Variable
4.59% (SOFR)
Annually, 3/26/25 @
4.00%* (6) 5,100,000 5,100 44
Morgan Stanley
30 Year Interest Rate
Swap, 3/17/55 Pay
Fixed 4.00% Annually,
Receive Variable
4.59% (SOFR)
Annually, 3/13/25 @
4.00%* (6) 2,600,000 2,600 25
Total Options Purchased (Cost $50) 69
Total Investments in Securities
100.5% of Net Assets
(Cost $2,469,059) $ 3,607,765
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $40,749 and represents 1.1% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) SEC 30-day yield
(4) Affiliated Companies
(5) See Note 4. All or a portion of this security is on loan at November 30, 2024.
(6) Non-income producing
(7) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $9,348 and represents 0.3% of net assets.
(9) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(10) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at November 30, 2024, was $799 and was valued at $910 (0.0%
of net assets).
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(14) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $3,954 and represents 0.1% of net assets.
(15) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $78.00 1,792 14,343 (21)
Morgan Stanley
S&P 500 Index, Put,
12/20/24 @ $5,750.00 375 226,214 (366)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/20/24 @ $79.00 1,304 10,437 (135)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $79.00 1,304 10,437 (25)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/20/24 @ $79.00 3,504 28,046 (363)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $79.00 3,504 28,046 (68)
Total Options Written (Premiums $(4,261)) $ (978)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Pay Variable 4.823%
(SOFR + (0.00)%) at Maturity, 12/20/24 * 600 4 (3) 7
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Pay Variable 4.823%
(SOFR + (0.00)%) at Maturity, 12/20/24 * 600 3 (4) 7
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
4.823% (SOFR + (0.00)%) at Maturity,
12/20/24 * 1,363 4 (8) 12
Total Bilateral Total Return Swaps (15) 26
Total Bilateral Swaps (15) 26
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 290 4 — 4
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 17,730 458 415 43
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S42, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/29 (EUR) 2,300 56 55 1
Total Centrally Cleared Credit Default Swaps,
Protection Sold 48

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.0%
2 Year Interest Rate Swap, Receive
Fixed 4.253% Annually, Pay Variable
4.707% (GBP SONIA) Annually, 11/9/26
(GBP) 5,144 12 — 12
Total Centrally Cleared Interest Rate Swaps 12
Total Centrally Cleared Swaps 60
Net payments (receipts) of variation margin to date (49)
Variation margin receivable (payable) on centrally cleared swaps $ 11
*
Credit ratings as of November 30, 2024. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used.
Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $4.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 2/21/25 USD 5,437 EUR 5,134 $ (9)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (9)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 38 Euro BOBL contracts 12/24 (4,813) $ (56)
Short, 4 Euro BUND contracts 12/24 (570) (12)
Short, 77 MSCI EAFE Index contracts 12/24 (8,977) 412
Short, 155 S&P 500 E-Mini Index contracts 12/24 (46,899) (1,515)
Short, 2 U.S. Treasury Long Bond contracts 3/25 (239) (3)
Long, 137 U.S. Treasury Notes five year contracts 3/25 14,741 116
Long, 73 U.S. Treasury Notes ten year contracts 3/25 8,117 59
Short, 6 U.S. Treasury Notes two year contracts 3/25 (1,237) (4)
Long, 70 Ultra U.S. Treasury Bonds contracts 3/25 8,903 142
Short, 76 Ultra U.S. Treasury Notes ten year
contracts 3/25 (8,724) (147)
Net payments (receipts) of variation margin to date 546
Variation margin receivable (payable) on open futures contracts $ (462)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund -
I Class, 6.15% ^^ $ 5,861 $ 7,036 $ 1,236
T. Rowe Price Inflation Protected Bond Fund - I
Class, 3.91%  — (53) 269
T. Rowe Price Institutional Emerging Markets
Equity Fund  — 3,446 —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.45%  50 79 627
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.66%  — 1,086 1,461
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 2.65%  — 1,825 1,160
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 3.63%  322 (92) 35
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  — 71 —
T. Rowe Price Real Assets Fund - I Class  54 10,927 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.48%  2,119 4,820 1,368
T. Rowe Price Government Reserve Fund,
4.67% — — —++
T. Rowe Price Treasury Reserve Fund, 4.66% — — 1,243
Totals $ 8,406# $ 29,145 $ 7,399+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Emerging
Markets Bond Fund - I Class,
6.15% ^^ $ 40,980 $ 44,556 $ 50,718 $ 41,854
T. Rowe Price Inflation
Protected Bond Fund - I Class,
3.91%  4,434 2,768 — 7,149
T. Rowe Price Institutional
Emerging Markets Equity
Fund  176,884 10,749 — 191,079
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.45%  15,715 924 1,806 14,912
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.66%  41,502 2,444 — 45,032
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 2.65%  68,151 3,154 — 73,130
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 3.63%  7,824 35 7,418 349
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  68,539 — — 68,610
T. Rowe Price Real Assets
Fund - I Class  179,110 9,000 7,035 192,002
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.48%  67,530 1,360 4,619 69,091
T. Rowe Price Government
Reserve Fund, 4.67% 8,460  ¤  ¤ 17,177
T. Rowe Price Treasury
Reserve Fund, 4.66% 28,784  ¤  ¤ 60,754
Total $ 781,139^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $7,399 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $799,480.
^^ Includes previously reported affiliate T. Rowe Price Institutional Emerging Markets Bond
Fund acquired through a corporate action.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,469,059) $ 3,607,765
Receivable for investment securities sold 7,140
Receivable for shares sold 4,903
Dividends and interest receivable 4,732
Foreign currency (cost $578) 584
Unrealized gain on bilateral swaps 26
Variation margin receivable on centrally cleared swaps 11
Cash 3
Other assets 3,354
Total assets 3,628,518
Liabilities
Obligation to return securities lending collateral 17,211
Payable for investment securities purchased 12,595
Payable for shares redeemed 4,768
Investment management fees payable 1,291
Options written (premiums $4,261) 978
Variation margin payable on futures contracts 462
Due to affiliates 116
Bilateral swap premiums received 15
Unrealized loss on forward currency exchange contracts 9
Payable to directors 2
Other liabilities 252
Total liabilities 37,699
NET ASSETS $ 3,590,819

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,297,249
Paid-in capital applicable to 83,755,972 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 2,293,570
NET ASSETS $ 3,590,819
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,326,777; Shares outstanding: 30,990,506) $ 42.81
I Class
(Net assets: $2,264,042; Shares outstanding: 52,765,466) $ 42.91

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $332) $ 23,418
.
  Interest 5,672
Securities lending 23
Total income 29,113
Expenses
Investment management 10,199
Shareholder servicing
Investor Class $ 1,068
I Class 99 1,167
Prospectus and shareholder reports
Investor Class 24
I Class 4 28
Custody and accounting 227
Legal and audit 63
Registration 30
Directors 6
Miscellaneous 16
Waived / paid by Price Associates (2,446)
Total expenses 9,290
Net investment income 19,823

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 91,134
Futures (2,063)
Swaps 5
Options written (4,669)
Forward currency exchange contracts 287
Foreign currency transactions 59
Net realized gain 84,753
Change in net unrealized gain / loss
Securities 161,492
Futures (1,040)
Swaps 74
Options written 5,033
Forward currency exchange contracts (12)
Other assets and liabilities denominated in foreign currencies 18
Change in net unrealized gain / loss 165,565
Net realized and unrealized gain / loss 250,318
INCREASE IN NET ASSETS FROM OPERATIONS $ 270,141

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 19,823 $ 53,847
Net realized gain 84,753 170,374
Change in net unrealized gain / loss 165,565 354,463
Increase in net assets from operations 270,141 578,684
Distributions to shareholders
Net earnings
Investor Class – (25,335)
I Class – (35,719)
Decrease in net assets from distributions – (61,054)
Capital share transactions
*
Shares sold
Investor Class 48,676 94,501
I Class 301,011 286,393
Distributions reinvested
Investor Class – 24,672
I Class – 35,055
Shares redeemed
Investor Class (219,706) (307,223)
I Class (148,702) (324,674)
Decrease in net assets from capital share
transactions (18,721) (191,276)
Net Assets
Increase during period 251,420 326,354
Beginning of period 3,339,399 3,013,045
End of period $ 3,590,819 $ 3,339,399
*Share information (000s)
Shares sold
Investor Class 1,183 2,594
I Class 7,372 7,865
Distributions reinvested
Investor Class – 675
I Class – 959
Shares redeemed
Investor Class (5,354) (8,399)
I Class (3,616) (8,863)
Decrease in shares outstanding (415) (5,169)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Growth Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund has two classes of shares: the
Spectrum Moderate Growth Allocation Fund (Investor Class) and the Spectrum
Moderate Growth Allocation Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 242,860 $ — $ 242,860
Bond Mutual Funds 251,517 — — 251,517
Common Stocks 1,957,619 546,415 1,805 2,505,839
Convertible Bonds — — 113 113
Convertible Preferred Stocks — — 6,119 6,119
Equity Mutual Funds 451,691 — — 451,691
Preferred Stocks — 2,112 — 2,112
Private Investment
Companies — — 69,514 69,514
Short-Term Investments 60,754 — — 60,754
Securities Lending Collateral 17,177 — — 17,177
Options Purchased — 69 — 69
Total Securities 2,738,758 791,456 77,551 3,607,765
Swaps* — 71 — 71
Futures Contracts* 729 — — 729
Total $ 2,739,487 $ 791,527 $ 77,551 $ 3,608,565
Liabilities
Options Written $ — $ 978 $ — $ 978
Forward Currency Exchange
Contracts — 9 — 9
Futures Contracts* 1,737 — — 1,737
Total $ 1,737 $ 987 $ — $ 2,724

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2024, totaled $3,367,000 for the six months ended November 30, 2024.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
11/30/24
Investment in Securities
Common Stocks $ 1,959 $ 46 $ 171 $ (371) $ 1,805
Convertible Bonds 113 — — — 113
Convertible Preferred Stocks 5,740 84 757 (462) 6,119
Private Investment Companies 66,169 3,345 — — 69,514
Total $ 73,981 $ 3,475 $ 928 $ (833) $ 77,551

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 398
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 59
Equity derivatives Futures 412
^
,*
Total $ 869
^
,*
Liabilities
Interest rate derivatives Futures $ 222
Foreign exchange derivatives Forwards 9
Credit derivatives Options Written 612
Equity derivatives Futures, Options Written 1,881
Total $ 2,724

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 1 $ 1
Interest rate
derivatives (404) 145 (316) — — (575)
Foreign
exchange
derivatives — — — 287 — 287
Credit
derivatives (35) 635 — — 4 604
Equity
derivatives — (5,449) (1,747) — — (7,196)
Total $ (439) $ (4,669) $ (2,063) $ 287 $ 5 $ (6,879)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ 52 $ 458 $ 177 $ — $ 12 $ 699
Foreign
exchange
derivatives — — — (12) — (12)
Credit
derivatives — (330) — — 62 (268)
Equity
derivatives — 4,905 (1,217) — — 3,688
Total $ 52 $ 5,033 $ (1,040) $ (12) $ 74 $ 4,107
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, securities valued at $843,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2024, no collateral was pledged by

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

counterparties to the fund for bilateral derivatives. As of November 30, 2024, securities valued at $4,818,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, and foreign currencies;
as an efficient means of adjusting exposure to all or part of a target market;
or as a cash management tool. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 2% and 5% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30,
2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 7% and 13% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2024, the notional amount of protection sold by the fund totaled $20,451,000 (0.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2024, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of November 30, 2024, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

financial statements, but collateral received in the form of securities is not. At
November 30, 2024, the value of loaned securities was $16,493,000; the value of cash collateral and related investments was $17,211,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $638,581,000 and $672,393,000, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. government securities aggregated $102,138,000 and $105,223,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,495,626,000. Net unrealized gain aggregated $1,110,691,000 at period-end, of which $1,235,369,000 related to appreciated investments and $124,678,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30, 2024 as indicated in the table below. At November 30, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2024, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $533,000 for T. Rowe Price Services, Inc.;
Investor
Class I Class
Expense limitation/I Class Limit 0.94% 0.05%
Expense limitation date 09/30/25 07/31/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

and $31,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
November 30, 2024, are as follows:
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.70% $ 144
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 3

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Total management fee waived was allocated ratably in the amounts of $952,000 and $1,494,000 for the Investor Class and I Class, respectively, for the six months ended November 30, 2024.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended November 30, 2024, this reimbursement amounted to $2,000, which is included in Net realized gain (loss)
on Securities in the Statement of Operations.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% $ 1,049
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 42
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 109
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.49% 170
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 10
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 1.00% 296
T. Rowe Price Real Assets Fund - I Class 0.64% 602
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 21
Total Management Fee Waived $ 2,446

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F103-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025